Sales - Trade receivables - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Net book value of trade receivables - in the opening balance	€ 6,029	€ 5,620	€ 5,320
Business related variations	299	(53)	379
Changes in the scope of consolidation	(3)	389	4
Translation adjustment	(76)	36	(90)
Reclassifications and other items	56	36	7
Net book value of trade receivables - in the closing balance	€ 6,305	6,029	€ 5,620
Orange Concessions
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation		288
Telekom Romania Communications [member]
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation		€ 100